UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number               811-21399
                                  ----------------------------------------------

                                 The Aegis Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               1100 N. Glebe Road, Suite 1040, Arlington, VA 22201
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Aegis Financial Corp.
               1100 N. Glebe Road, Suite 1040, Arlington, VA 22201
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:   (703) 528-7788
                                                   -----------------------------

Date of fiscal year end:      12/31
                        ------------------

Date of reporting period:   9/30/08
                         -----------------

Item 1.  SCHEDULE OF INVESTMENTS.

                              Aegis High Yield Fund
                        Schedule of Portfolio Investments
                               September 30, 2008
                                   (Unaudited)

                                                                                     Shares or
                                                                                  Principal Amount           Market Value
Corporate Bonds - 97.0%
Agriculture - 1.5%
   Alliance One Intl. Inc., Company Guarantee, 11.00%, 5/15/2012                $           100,000         $        98,500
                                                                                                            ---------------
Apparel - 0.6%
   Unifi, Inc., Sr. Sec. Notes, 11.50%, 5/15/2014                                            50,000                  39,750
                                                                                                            ---------------
Auto Parts & Equipment - 4.0%
   Meritor Automotive, Inc., Notes, 6.80%, 2/15/2009                                        274,000                 273,315
                                                                                                            ---------------
Building Materials - 2.0%
   Ply Gem Industries, Inc., Sr. Subord. Notes, 9.00%, 2/15/2012                            250,000                 137,500
                                                                                                            ---------------
Commercial Services - 3.9%
   Great Lakes Dredge & Dock Corp. Sr. Subord. Notes, 7.75%, 12/15/2013                     100,000                  92,000
   H&E Equipment Services, Inc., Sr. Notes, 8.375%, 7/15/2016                               100,000                  74,500
   Rent-A-Center, Inc., Sr. Subord. Notes, 7.50%, 5/1/2010                                  100,000                  98,250
                                                                                                            ---------------
                                                                                                                    264,750
                                                                                                            ---------------
Computers - 4.6%
   Sungard Data Systems, Inc., Company Guarantee, 10.25%, 8/15/2015                         250,000                 218,125
   Unisys Corp. Sr. Notes, 8.00%, 10/15/2012                                                110,000                  89,650
                                                                                                            ---------------
                                                                                                                    307,775
                                                                                                            ---------------
Diversified Financial Services - 5.7%
   GMAC Sr. Unsec. Notes, 5.85%, 1/14/2009                                                  200,000                 170,944
   PMA Capital Sr. Notes, 8.50%, 6/15/2018                                                  225,000                 213,750
                                                                                                            ---------------
                                                                                                                    384,694
                                                                                                            ---------------
Electric - 2.8%
   Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/2014                                       250,000                 188,750
                                                                                                            ---------------
Energy-Alternate Sources - 2.7%
   VeraSun Energy Corp. Sr. Sec. Notes, 9.875%, 12/15/2012                                  250,000                 181,250
                                                                                                            ---------------
Entertainment - 3.1%
   Mohegan Tribal Gaming Authority, Sr. Unsec. Notes, 6.125%, 2/15/2013                     250,000                 208,750
                                                                                                            ---------------
Food - 7.9%
   Dole Foods Co., Sr. Notes, 8.625%, 5/1/2009                                              250,000                 240,000
   Ingles Markets, Inc., Sr. Subord. Notes, 8.875%, 12/1/2011                               100,000                 100,750
   Stater Brothers Holdings, Inc., Sr. Notes, 8.125%, 6/15/2012                             200,000                 197,000
                                                                                                            ---------------
                                                                                                                    537,750
                                                                                                            ---------------
Healthcare Services - 7.5%
   Alliance Imaging, Inc., Sr. Subord. Notes, 7.25%, 12/15/2012                             250,000                 228,750
   Columbia/HCA, Inc., Debentures, 7.19%, 11/15/2015                                        100,000                  80,333
   HCA, Inc., Sr. Unsec. Notes, 6.375%, 1/15/2015                                           250,000                 198,125
                                                                                                            ---------------
                                                                                                                    507,208
                                                                                                            ---------------
Home Builders - 3.8%
   Beazer Homes USA, Inc., Sr. Notes, 8.375%, 4/15/2012                                     250,000                 185,000
   WCI Communities, Inc., Company Guarantee, Subord., 9.125%, 5/1/2012 (1)                  200,000                  71,000
                                                                                                            ---------------
                                                                                                                    256,000
                                                                                                            ---------------
Lodging - 2.9%
   MGM Mirage, Inc., Sr. Notes, 6.75%, 4/1/2013                                             250,000                 196,250
                                                                                                            ---------------

Media - 6.3%
   Clear Channel Communications, Sr. Unsec. Notes, 6.25%, 3/15/2011                         250,000                 162,500
   Mediacom LLC / Mediacom Capital Corp. Sr. Notes, 7.875%, 2/15/2011                       250,000                 227,500
   Young Broadcasting, Inc., Sr. Subord. Notes, 10.00%, 3/1/2011                            235,000                  35,250
                                                                                                            ---------------
                                                                                                                    425,250
                                                                                                            ---------------
Metal Fabricate & Hardware - 1.4%
   Wolverine Tube, Inc., Sr. Notes, 10.50%, 4/1/2009                                        100,000                  97,500
                                                                                                            ---------------
Mining - 3.7%
   USEC Inc., Sr. Notes, 6.75%, 1/20/2009                                                   250,000                 249,375
                                                                                                            ---------------
Miscellaneous Manufacturing - 7.3%
   Bombardier, Inc., Notes, 6.75%, 5/1/2012 (2)                                             200,000                 193,000
   Polypore, Inc., Sr. Subord. Notes, 8.75%, 5/15/2012                                      325,000                 300,625
                                                                                                            ---------------
                                                                                                                    493,625
                                                                                                            ---------------
Oil & Gas - 5.9%
   Brigham Exploration Co., Sr. Notes, 9.625%, 5/1/2014                                     250,000                 210,000
   Stone Energy Corp. Sr. Subord. Notes, 8.25%, 12/15/2011                                  200,000                 187,000
                                                                                                            ---------------
                                                                                                                    397,000
                                                                                                            ---------------
REITs - 2.1%
   Thornburg Mortgage Inc., Sr. Notes, 8.00%, 5/15/2013                                     250,000                 138,750
                                                                                                            ---------------
Retail - 3.8%
   Finlay Fine Jewelry Corp. Sr. Notes, 8.375%, 6/1/2012                                    100,000                  14,500
   Remington Arms, Inc., Sr. Notes, 10.50%, 2/1/2011                                        250,000                 239,375
                                                                                                            ---------------
                                                                                                                    253,875
                                                                                                            ---------------
Semiconductors - 2.1%
   Spansion LLC, Sr. Notes, 11.25%, 1/15/2016 (2)                                           250,000                 145,000
                                                                                                            ---------------
Software - 3.2%
   Broadridge Financial Solutions, Inc., Sr. Notes, 6.125%, 6/1/2017                        250,000                 214,194
                                                                                                            ---------------
Telecommunications - 2.4%
   Intelsat Ltd. Sr. Notes, 6.50%, 11/1/2013                                                250,000                 161,250
                                                                                                            ---------------
Transportation - 2.6%
   Ship Finance Intl. Ltd. Sr. Notes, 8.50%, 12/15/2013                                     180,000                 175,500
                                                                                                            ---------------
Trucking & Leasing - 3.2%
   Greenbrier Companies, Inc., Sr. Notes, 8.375%, 5/15/2015                                 250,000                 216,250
                                                                                                            ---------------
Total Corporate Bonds
  (Cost $7,880,296)                                                                                               6,549,811
                                                                                                            ---------------
Preferred Stock - 0.7%
REITs - 0.7%
   HRPT Properties Trust                                                                      2,800                  47,880
                                                                                                            ---------------
Total Preferred Stock
  (Cost $47,369)                                                                                                     47,880
                                                                                                            ---------------
Investment Companies - 0.3%
   Federated Prime Obligations Fund, 2.36% (3)                                               22,815                  22,815
                                                                                                            ---------------
Total Investment Companies
  (Cost $22,815)                                                                                                     22,815
                                                                                                            ---------------
Total Investments - 98.0%
  (Cost $7,950,480) (4)                                                                                           6,620,506
Other Assets and Liabilities - 2.0%                                                                                 134,090
                                                                                                            ---------------
Net Assets - 100.0%                                                                                         $     6,754,596
                                                                                                            ===============

(1)   Non-income producing security due to default or bankruptcy.

(2) 144A - Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.

(3)   Represents 7-day effective yield as of September 30, 2008.

(4) At September 30, 2008, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

           Cost of investments                               $ 7,950,480
                                                             ===========
           Gross unrealized appreciation                     $     7,170
           Gross unrealized depreciation                      (1,337,144)
                                                             -----------
           Net unrealized depreciation on investments        $(1,329,974)
                                                             ===========

      The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

      o Level 3 - significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of 9/30/2008:

----------------------------------------------------------------------------------------
Valuation Inputs             Investment in Securities   Other Financial Instruments*
----------------------------------------------------------------------------------------
Level 1 - Quoted Prices                     $ 261,630                            -
----------------------------------------------------------------------------------------
Level 2 - Other Significant
Observable Inputs                         $ 6,358,876                            -
----------------------------------------------------------------------------------------
Level 3 - Significant
Unobservable Inputs                                 -                            -
----------------------------------------------------------------------------------------
Total                                     $ 6,620,506                            -
----------------------------------------------------------------------------------------

      * Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment. At September 30, 2008, the Fund had no financial instruments subject to this disclosure.

ITEM 2. CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Aegis Funds

By (Signature and Title)  /s/William S. Berno
William S. Berno, President

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/William S. Berno
William S. Berno, President

Date: November 24, 2008

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, Treasurer

Date: November 24, 2008